Property, plant and equipment (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment
Opening net book amount	¥ 320,816,000	¥ 358,749,000
Additions	55,244,000	105,651,000
Disposal	(4,316,000)	(24,522,000)
Disposal of subsidiaries (Note 30)	(2,202,000)	(40,870,000)
Depreciation charges	(65,323,000)	(61,091,000)	¥ (93,165,000)
Transfer from investment properties		(17,101,000)
Closing net book amount	304,219,000	320,816,000	358,749,000
Property, plant and equipment pledged as security for bank loans	34,965,000	48,285,000
Buildings
Property, plant and equipment
Opening net book amount	36,935,000	57,236,000
Additions	1,539,000	105,000
Depreciation charges	(1,983,000)	(3,305,000)
Transfer from investment properties		(17,101,000)
Closing net book amount	36,491,000	36,935,000	57,236,000
Leasehold improvements
Property, plant and equipment
Opening net book amount	93,383,000	109,836,000
Additions	15,270,000	20,861,000
Disposal of subsidiaries (Note 30)	(417,000)	(23,469,000)
Depreciation charges	(22,001,000)	(13,845,000)
Closing net book amount	86,235,000	93,383,000	109,836,000
Machinery and equipment
Property, plant and equipment
Opening net book amount	61,535,000	66,220,000
Additions	20,428,000	11,509,000
Disposal	(3,881,000)	(930,000)
Disposal of subsidiaries (Note 30)	(1,699,000)	(2,900,000)
Depreciation charges	(16,269,000)	(12,364,000)
Closing net book amount	60,114,000	61,535,000	66,220,000
Office equipment, furniture fixtures and motor vehicles
Property, plant and equipment
Opening net book amount	5,036,000	5,009,000
Additions	3,455,000	2,999,000
Disposal	(251,000)	(1,211,000)
Disposal of subsidiaries (Note 30)	(86,000)	(340,000)
Depreciation charges	(1,644,000)	(1,421,000)
Closing net book amount	6,510,000	5,036,000	5,009,000
Right of use assets
Property, plant and equipment
Opening net book amount	123,927,000	120,448,000
Additions	14,552,000	70,177,000
Disposal	(184,000)	(22,381,000)
Disposal of subsidiaries (Note 30)		(14,161,000)
Depreciation charges	(23,426,000)	(30,156,000)
Closing net book amount	114,869,000	123,927,000	¥ 120,448,000
Cost
Property, plant and equipment
Opening net book amount	698,346,000
Closing net book amount	720,021,000	698,346,000
Cost | Buildings
Property, plant and equipment
Opening net book amount	37,021,000
Closing net book amount	38,560,000	37,021,000
Cost | Leasehold improvements
Property, plant and equipment
Opening net book amount	289,207,000
Closing net book amount	304,053,000	289,207,000
Cost | Machinery and equipment
Property, plant and equipment
Opening net book amount	131,668,000
Closing net book amount	127,559,000	131,668,000
Cost | Office equipment, furniture fixtures and motor vehicles
Property, plant and equipment
Opening net book amount	25,663,000
Closing net book amount	26,772,000	25,663,000
Cost | Right of use assets
Property, plant and equipment
Opening net book amount	214,787,000
Closing net book amount	223,076,000	214,787,000
Accumulated depreciation and impairment
Property, plant and equipment
Opening net book amount	(377,530,000)
Closing net book amount	(415,802,000)	(377,530,000)
Accumulated depreciation and impairment | Buildings
Property, plant and equipment
Opening net book amount	(86,000)
Closing net book amount	(2,069,000)	(86,000)
Accumulated depreciation and impairment | Leasehold improvements
Property, plant and equipment
Opening net book amount	(195,824,000)
Closing net book amount	(217,818,000)	(195,824,000)
Accumulated depreciation and impairment | Machinery and equipment
Property, plant and equipment
Opening net book amount	(70,133,000)
Closing net book amount	(67,445,000)	(70,133,000)
Accumulated depreciation and impairment | Office equipment, furniture fixtures and motor vehicles
Property, plant and equipment
Opening net book amount	(20,627,000)
Closing net book amount	(20,262,000)	(20,627,000)
Accumulated depreciation and impairment | Right of use assets
Property, plant and equipment
Opening net book amount	(90,860,000)
Closing net book amount	¥ (108,207,000)	¥ (90,860,000)